Income tax and social contribution - breakdown of expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax and contribution [Abstract]
Current tax expense (income)	R$ (78,999)	R$ (35,806)	R$ (23,773)
Deferred tax expense (income) recognised in profit or loss	(12,866)	(9,104)	(14,087)
Tax expense (income)	R$ (91,865)	R$ (44,910)	R$ (37,860)